Expenses for shipping activities and other expenses from operating activities - Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Operating expenses	$ (139,832)	$ (148,554)	$ (142,035)
Insurance	(10,595)	(11,645)	(11,683)
Total vessel operating expenses	$ (150,427)	$ (160,199)	$ (153,718)